Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Trading Symbol	BIDU
Entity Registrant Name	Baidu, Inc.
Entity Central Index Key	0001329099
Current Fiscal Year End Date	--12-31

Unaudited Interim Condensed Consolidated Balance Sheets In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Dec. 31, 2011 CNY	Sep. 30, 2012 Class A Ordinary Shares USD ($)	Sep. 30, 2012 Class A Ordinary Shares CNY	Dec. 31, 2011 Class A Ordinary Shares CNY	Sep. 30, 2012 Class B Ordinary Shares CNY	Dec. 31, 2011 Class B Ordinary Shares CNY
Current assets:
Cash and cash equivalents	$ 409,585	2,574,160	4,127,482
Restricted cash	67,157	422,068	483,387
Short-term investments	2,977,526	18,713,157	10,051,578
Accounts receivable, net	158,444	995,789	599,558
Amounts due from related parties	36,994	232,503	149,728
Deferred tax assets, net	30,514	191,774	121,411
Other assets, current	37,930	238,375	315,012
Total current assets	3,718,150	23,367,826	15,848,156
Non-current assets:
Fixed assets, net	593,414	3,729,489	2,744,241
Intangible assets, net	143,113	899,437	928,511
Goodwill	384,783	2,418,283	2,419,542
Long-term investments, net	174,000	1,093,557	734,360
Amounts due from related parties	96,582	606,996	100,000
Deferred tax assets, net	8,297	52,144	52,125
Other assets, non-current	83,638	525,648	513,606
Total non-current assets	1,483,827	9,325,554	7,492,385
TOTAL ASSETS	5,201,977	32,693,380	23,340,541
Current liabilities:
Short-term loans			125,878
Accounts payable and accrued liabilities	500,296	3,144,258	2,545,445
Customer advances and deposits	304,506	1,913,759	1,573,967
Deferred revenue	6,203	38,982	62,705
Deferred income	6,988	43,920	34,779
Amounts due to related parties	6,500	40,851
Long-term loans, current portion	363,037	2,281,618	46,000
Capital lease obligation	5,892	37,030	17,773
Total current liabilities	1,193,422	7,500,418	4,406,547
Non-current liabilities:
Deferred income	35,565	223,516	19,942
Long-term loans	3,978	25,000	2,277,925
Amounts due to related parties	71,273	447,934	148,873
Deferred tax liabilities	35,053	220,301	131,629
Capital lease obligation	8,401	52,800	30,112
Total non-current Liabilities	154,270	969,551	2,608,481
Total liabilities	1,347,692	8,469,969	7,015,028
Commitments and contingencies
Redeemable noncontrolling interests	150,373	945,066	935,978
Equity
Ordinary shares, value				2	12	12	3	3
Additional paid-in capital	320,465	2,014,057	1,771,770
Retained earnings	3,380,018	21,242,737	13,604,334
Accumulated other comprehensive loss	(11,914)	(74,880)	(84,403)
Total Baidu, Inc. shareholders' equity	3,688,571	23,181,929	15,291,716
Noncontrolling interests	15,341	96,416	97,819
Total equity	3,703,912	23,278,345	15,389,535
TOTAL LIABILITIES AND EQUITY	$ 5,201,977	32,693,380	23,340,541

Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Class A Ordinary Shares
Common stock, par value per share	$ 0.00005	$ 0.00005
Common stock, shares authorized	825,000,000	825,000,000
Common stock, shares issued	27,155,937	27,111,117
Common stock, shares outstanding	27,155,937	27,111,117
Class B Ordinary Shares
Common stock, par value per share	$ 0.00005	$ 0.00005
Common stock, shares authorized	35,400,000	35,400,000
Common stock, shares issued	7,803,000	7,803,000
Common stock, shares outstanding	7,803,000	7,803,000

Unaudited Interim Condensed Consolidated Statements Of Comprehensive Income In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2012 Common Class A and Class B USD ($)	Sep. 30, 2012 Common Class A and Class B CNY	Sep. 30, 2011 Common Class A and Class B CNY	Sep. 30, 2012 Class A Ordinary Shares American Depositary Shares USD ($)	Sep. 30, 2012 Class A Ordinary Shares American Depositary Shares CNY	Sep. 30, 2011 Class A Ordinary Shares American Depositary Shares CNY
Revenues:
Online marketing services	$ 2,539,157	15,958,094	10,023,103
Other services	2,002	12,585	3,590
Total revenues	2,541,159	15,970,679	10,026,693
Operating costs and expenses:
Cost of revenues	(708,890)	(4,455,230)	(2,656,295)
Selling, general and administrative	(271,920)	(1,708,963)	(1,170,360)
Research and development	(255,100)	(1,603,252)	(920,656)
Total operating costs and expenses	(1,235,910)	(7,767,445)	(4,747,311)
Operating profit	1,305,249	8,203,234	5,279,382
Other income:
Interest income	97,682	613,909	259,211
Interest expense	(11,909)	(74,845)	(56,637)
Foreign exchange loss, net	(239)	(1,505)	(4,333)
Loss from equity method investments	(27,449)	(172,511)	(171,614)
Other income, net	11,731	73,727	57,193
Total other income	69,816	438,775	83,820
Income before income taxes	1,375,065	8,642,009	5,363,202
Income taxes	(164,564)	(1,034,250)	(784,369)
Net income	1,210,501	7,607,759	4,578,833
Net loss attributable to noncontrolling interests	(8,399)	(52,787)	(6,134)
Net income attributable to Baidu, Inc.	1,218,900	7,660,546	4,584,967
Net income attributable to Baidu, Inc. - Basic				$ 34.79	218.66	131.43	$ 3.48	21.87	13.14
Net income attributable to Baidu, Inc. - Diluted				$ 34.75	218.38	131.14	$ 3.48	21.84	13.11
Weighted average number of Class A and Class B ordinary shares outstanding
Basic				34,932,111	34,932,111	34,884,109
Diluted				34,978,241	34,978,241	34,961,580
Other comprehensive income, net of tax
Foreign currency translation adjustment	(434)	(2,726)	16,917
Unrealized gains on available-for-sale securities	1,870	11,752	0
Other comprehensive income, net of tax	1,436	9,026	16,917
Comprehensive income	1,211,937	7,616,785	4,595,750
Comprehensive loss attributable to noncontrolling interests	(8,478)	(53,284)	(6,134)
Comprehensive income attributable to Baidu, Inc.	$ 1,220,415	7,670,069	4,601,884

Unaudited Interim Condensed Consolidated Statements Of Comprehensive Income (Parenthetical) (Class A Ordinary Shares)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Class A Ordinary Shares
Number of American depositary shares ("ADSs") representing one Class A ordinary share	10	10

Unaudited Interim Condensed Consolidated Statements Of Cash Flows In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY
Cash flows from operating activities:
Net income	$ 1,210,501	7,607,759	4,578,833
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation of fixed assets and others	147,430	926,570	558,303
Fixed assets written off	2,104	13,222	864
Amortization of intangible assets	15,549	97,723	30,932
Deferred income tax, net	(13,365)	(83,996)	(53,395)
Share-based compensation	23,190	145,743	105,387
Provision for (reversal of) doubtful accounts	(117)	(733)	1,009
Investment income	(81,506)	(512,248)	(60,599)
Loss from equity method investments	27,449	172,511	171,614
Gain on disposal of a subsidiary	(2,425)	(15,238)
Other noncash expenses	1,557	9,772	2,389
Changes in assets and liabilities net of effects of acquisition:
Restricted cash	9,664	60,735	(139,399)
Accounts receivable	(63,043)	(396,210)	(332,396)
Other assets	12,480	78,432	(890,231)
Amounts due from related parties	(46,222)	(290,496)	(163,229)
Customer advances and deposits	53,540	336,486	268,979
Accounts payable and accrued liabilities	81,510	512,273	606,966
Amounts due to related parties	53,309	335,038	55,913
Deferred revenue	(3,775)	(23,723)	54,290
Deferred income	33,846	212,716	24,799
Net cash generated from operating activities	1,461,676	9,186,336	4,821,029
Cash flows from investing activities:
Acquisition of fixed assets	(242,562)	(1,524,453)	(1,260,307)
Disposal of fixed assets	946	5,947
Acquisition of business	(15,348)	(96,459)	(1,896,443)
Acquisition of intangible assets	(7,272)	(45,702)	(425,386)
Capitalization of software costs	(3,479)	(21,865)	(29,726)
Purchase of short-term investments	(3,854,309)	(24,223,562)	(5,633,149)
Disposal and maturity of short-term investments	2,558,272	16,078,227	523,001
Purchase of long-term investments	(83,535)	(525,000)	(336,155)
Proceeds from disposal of long-term investments			12,047
Cash distribution of long-term investments	352	2,210
Payments to fund long-term loans to a related party	(48,136)	(302,524)
Payments to acquire a subsidiary's shares from noncontrolling interests	(162)	(1,021)
Acquisition of long-term prepaid computer parts	(4,157)	(26,125)	(95,351)
Net cash used in investing activities	(1,699,390)	(10,680,327)	(9,141,469)
Cash flows from financing activities:
Proceeds from issuance of a subsidiary's shares	15,985	100,460	1,020
Proceeds from short-term loans			130,966
Repayment of short-term loans	(20,029)	(125,878)
Proceeds from long-term loans			2,261,891
Repayment of long-term loans	(8,688)	(54,600)
Payment of capital lease obligation	(2,270)	(14,266)
Proceeds from exercise of share options	6,256	39,320	20,562
Net cash generated from (used in) financing activities	(8,746)	(54,964)	2,414,439
Effect of exchange rate changes on cash and cash equivalents	(695)	(4,367)	(7,409)
Net decrease in cash and cash equivalents	(247,155)	(1,553,322)	(1,913,410)
Cash and cash equivalents at beginning of the period	656,740	4,127,482	7,781,976
Cash and cash equivalents at end of the period	$ 409,585	2,574,160	5,868,566

Basis Of Presentation	9 Months Ended
Sep. 30, 2012
Basis Of Presentation

1. BASIS OF PRESENTATION

Basis of Consolidation

The unaudited interim condensed consolidated financial statements include the accounts of Baidu, Inc. (“Baidu” or the “Company”), its wholly-owned subsidiaries, its majority-owned subsidiaries, its variable interest entities (“VIEs”) and the wholly-owned subsidiaries of the VIEs.

The wholly-owned subsidiaries include:

•	Baidu Holdings Ltd. (“Baidu Holdings”),

•	Baidu Online Network Technology (Beijing) Co., Ltd. (“Baidu Online”),

•	Baidu Japan Inc. (“Baidu Japan”),

•	Baidu (Hong Kong) Limited (“Baidu HK”),

•	Baidu International Technology (Shenzhen) Co., Ltd. (“Baidu International”),

•	Baidu (China) Co., Ltd. (“Baidu China”),

•	Baidu.com Times Technology (Beijing) Co., Ltd. (“Baidu Times”),

•	Hyakudo Inc. (“Hyakudo”),

•	Baido, Inc. (“Baido”),

•	Baidu USA LLC,

•	Baidu Cloud Computing Technology (Beijing) Co., Ltd., and

•	Baidu Cloud Computing Technology (Shanxi) Co., Ltd.

The majority-owned subsidiaries include:

•	B.D. Mobile Telecommunication Limited (“B.D. Mobile”) and its wholly-owned subsidiaries, and

•	Qunar Cayman Islands Limited (“Qunar”) and its wholly-owned subsidiaries

The VIEs include:

•	Beijing Baidu Netcom Science Technology Co., Ltd. (“Baidu Netcom”),

•	Beijing Perusal Technology Co., Ltd. (“Beijing Perusal”),

•	Beijing BaiduPay Science and Technology Co., Ltd. (“BaiduPay”),

•	Baidu HR Consulting (Shanghai) Co., Ltd. (“Baidu HR”), and

•	Other VIEs effectively controlled by Qunar and B.D. Mobile

The wholly-owned subsidiaries of the VIEs include:

•	Peng Huan Asset Management (Beijing) Co., Ltd., and

•	Subsidiaries of the VIEs effectively controlled by Qunar and B.D. Mobile

The Company, its wholly-owned and majority-owned subsidiaries, VIEs and wholly-owned subsidiaries of the VIEs are hereinafter collectively referred to as the “Group.” The Group offers Internet search solutions and online marketing solutions, operates an online payment platform which enables customers to make payments online, develops and markets scalable web application software and provides related services, as well as provides human resource related services including employment agency services. The Group’s principal geographic markets are in the PRC. The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly-owned and majority-owned subsidiaries, VIEs and wholly-owned subsidiaries of the VIEs in the PRC.

PRC laws and regulations prohibit or restrict foreign ownership of Internet content, advertising and employment agency businesses. To comply with these foreign ownership restrictions, the Group operates its websites and primarily provides online advertising services in the PRC through the VIEs, the PRC legal entities that were established by the individuals authorized by the Group. The paid-in capital of the VIEs was funded by the Group through loans extended to the authorized individuals. The Group has entered into certain exclusive agreements with the VIEs through Baidu Online and certain other subsidiaries (collectively “the Primary Beneficiaries”), which obligate the Primary Beneficiaries to absorb a majority of the risk of loss from the VIEs’ activities and entitle the Primary Beneficiaries to receive a majority of their residual returns. In addition, the Group has entered into certain agreements with the shareholders of the VIEs through the Primary Beneficiaries, including loan agreements for the paid-in capital of the VIEs, proxy agreements or power of attorney agreements to direct the activities that most significantly affect the economic performance of the VIEs, option agreements to acquire the equity interests in the VIEs when permitted by the PRC laws, and share pledge agreements for the equity interests in the VIEs held by the shareholders of the VIEs.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Primary Beneficiaries and the VIEs through the aforementioned agreements with the shareholders of the VIEs. The shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Primary Beneficiaries. In addition, through the other exclusive agreements, which consist of operating agreements, technology consulting and services agreements and license agreements, the Primary Beneficiaries demonstrates their ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of the VIEs. The VIEs are subject to operating risks, which determine the variability of the Company’s interest in those entities. Based on these contractual arrangements, the Company consolidates the VIEs as required by SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) subtopic 810-10 (“ASC 810-10”), Consolidation: Overall, because the Company holds all the variable interests of the VIEs through the Primary Beneficiaries.

The management believes that, (i) the ownership structure of the Company and its VIEs is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group’s business operations are in compliance with existing PRC laws and regulations in all material respects. However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of existing and/or future PRC laws or regulations and could limit the Company’s ability, through the Primary Beneficiaries, to enforce its rights under these contractual arrangements. Furthermore, shareholders of the VIEs may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the aforementioned agreements. In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC law, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or discontinue the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs and their subsidiaries.

The following tables set forth the assets, liabilities and results of operations of the VIEs and their subsidiaries included in the Company’s condensed consolidated balance sheets and condensed consolidated statements of comprehensive income:

	As of December 31, 2011	As of September 30, 2012
	RMB	RMB	US$
Total assets	1,808,784	2,477,908	394,270
Current	1,008,640	1,062,431	169,048
Non-current	800,144	1,415,477	225,222

Total liabilities	1,456,328	1,978,806	314,856
Current	1,342,268	1,667,115	265,261
Non-current	114,060	311,691	49,595

	For the nine months ended
	September 30, 2011	September 30, 2012
	RMB	RMB	US$
Total revenues	2,812,050	4,484,424	713,535
Net income	171,500	149,291	23,754

As of September 30, 2012, there was no pledge or collateralization of the VIEs or their subsidiaries’ assets. The amount of the net assets of the VIEs, which are restricted under PRC laws and regulations, was RMB499,102 (US$79,414) as of September 30, 2012.

The unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). All inter-company transactions and balances among the Company, its wholly-owned and majority-owned subsidiaries, VIEs and subsidiaries of the VIEs are eliminated upon consolidation.

Unaudited Interim Condensed Consolidated Financial Statements

In the opinion of management, the unaudited interim condensed consolidated financial statements, which comprise the condensed consolidated balance sheet of the Company as of September 30, 2012, the condensed consolidated statements of comprehensive income and the condensed consolidated statements of cash flows for the nine-month periods ended September 30, 2011 and 2012, reflect all adjustments, consisting of normal and recurring adjustments, necessary to present fairly the Company’s consolidated financial position as of September 30, 2012, the Company’s consolidated results of operations and consolidated cash flows for the nine-month periods ended September 30, 2011 and 2012. Interim period results are not necessarily indicative of results of operations or cash flows for a full-year period. The consolidated balance sheet data as of December 31, 2011 was derived from the Company’s audited financial statements, but does not include all disclosures required by U.S. GAAP for annual financial statements.

These financial statements and the notes thereto should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2011.

Use of Estimates

The preparation of the unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Management evaluates estimates, including those related to the accounts receivable allowances, fair values of options to purchase the Company or its subsidiaries’ ordinary shares, fair values of certain equity investments, the purchase price allocation and fair value of noncontrolling interests with respect to the business combinations, deferred tax valuation allowance, and consolidation of VIEs, among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Currency Translation for Financial Statements Presentation

Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the noon buying rate of RMB6.2848 per US$1.00 on September 28, 2012 as published on the website of the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into the US$ amounts at such rate.

Summary Of Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Summary Of Significant Accounting Policies

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies do not include all of the significant accounting policies of the Company, which were included in, and should be read in conjunction with, the audited consolidated financial statements as of and for the year ended December 31, 2011.

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, which approximates fair value, and primarily consist of cash and investments in interest bearing demand deposit accounts, time deposits, highly liquid investments and money market funds. All time deposits, money market funds and other highly liquid investments with original maturities of three months or less from the date of purchase are classified as cash equivalents.

Investments

Short-term Investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are included in short-term investments.

The Company accounts for short-term investments in accordance with ASC subtopic 320-10 (“ASC 320-10”), Investments—Debt and Equity Securities: Overall. The Company classifies the short-term investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320-10. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities, are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined using a specific identification method, and such gains and losses are reflected in earnings.

The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320-10. If the Company concludes that it does not intend or is not required to sell an impaired debt security before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity securities continue to be recognized at the amortized costs. When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. When the Company does not intend to sell an impaired debt security and it is more-likely-than-not that it will not be required to sell prior to recovery of its amortized cost basis, the Company must determine whether or not it will recover its amortized cost basis. If the Company concludes that it will not, an other-than-temporary impairment exists and that portion of the credit loss is recognized in earnings, while the portion of loss related to all other factors is recognized in other comprehensive income.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and stated at fair value. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. An available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale debt securities would be recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

Long-term Investments

The Company’s long-term investments consist of cost method investments, equity method investments and held-to-maturity investments with original maturities of greater than 12 months.

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of the investment.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC subtopic 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall. Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Company subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into consolidated statements of comprehensive income after the date of acquisition. The Company will discontinue applying the equity method if an investment, and any additional financial supports to the investee, if any, has been reduced to zero. When the equity-method investment in ordinary shares is reduced to zero and further investments are made that have a higher liquidation preference than ordinary shares, the Company would recognize the loss based on its percentage of the investment with the same liquidation preference, and the loss would be applied to those investments of a lower liquidation preference first before being further applied to the investments of a higher liquidation preference. The Company evaluates the equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

Long-term held-to-maturity investments are measured in the same manner as short-term held-to-maturity investments.

Revenue Recognition

The Company recognizes revenue based on the following principles:

(1) Auction-based pay-for-performance service

The Company’s auction-based pay-for-performance (“P4P”) platform enables a customer to place its website link and related description on the Company’s search result list. Customers make bids on keywords based on how much they are willing to pay for each click to their listings in the search results listed on the Company’s website and the relevance between the keywords and the customer’s businesses. Internet users’ search of the keyword will trigger the display of the listings. The ranking of the customer’s listing depends on both the bidding price and the listing’s relevance to the keyword searched. Customer pays the Company only when a user clicks on one of its website links. Revenue is recognized when a user clicks on one of the customer-sponsored website links, as there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection is reasonably assured, as prescribed by ASC subtopic 605-10 (“ASC 605-10”), Revenue Recognition: Overall.

For certain P4P customers engaged through direct sales, the Company may provide certain value-added consultative support services to help its customers to better utilize its P4P online marketing system. Fees for such services are recognized as revenue on a pro-rata basis over the contracted service period.

(2) Other performance-based online marketing services

To the extent the Company provides online marketing services based on performance criteria other than click-throughs, such as the number of telephone calls brought to its customers, the number of users registered with its customers, or the number of minimum click-throughs, revenue is recognized when the specified performance criteria are met together with satisfaction of other applicable revenue recognition criteria as prescribed by ASC 605-10.

(3) Time-based online advertising services

For time-based online advertising services such as text links, banners, or other forms of graphical advertisements, the Company recognizes revenue, in accordance with ASC 605-10, on a pro-rata basis over the contractual term commencing on the date the customer’s advertisement is displayed in a specified webpage. For certain time-based contractual agreements, the Company may also provide certain performance guarantees, in which cases revenue is recognized at the later of the completion of the time commitment or performance guarantee.

(4) Online marketing services involving Baidu Union

Baidu Union is the program through which the Company expands distribution of its customers’ sponsored links or advertisements by leveraging traffic of the Baidu Union members’ Internet properties. The Company makes payments to Baidu Union members for acquisition of traffic. The Company recognizes gross revenue for the amount of fees it receives from its customers. Payments made to Baidu Union members are included in cost of revenues as traffic acquisition costs.

(5) Barter transactions

The Company engages in barter transactions from time to time and in such situations follows the guidance set forth in ASC subtopic 845-10 (“ASC 845-10”), Nonmonetary Transactions: Overall. While nonmonetary transactions are generally recorded at fair value, if such value is not determinable within reasonable limits, the transaction is recognized based on the carrying value of the product or services provided. The amount of revenues recognized for barter transactions was insignificant for each of the periods presented.

In addition, the Company recognized revenues for barter transactions involving advertising in accordance with ASC subtopic 605-20 (“ASC 605-20”), Revenue recognition: Services. However, neither the amount recognized nor the volume of such transactions qualified for income recognition was significant for any of the periods presented.

In certain instances, the Company may be granted equity instruments in exchange for services. In accordance with ASC subtopic 505-50 (“ASC 505-50”), Equity: Equity-based Payments to Non-Employees, if the Company provides services in exchange for equity instruments, the Company measures the fair value of those equity instruments for revenue recognition purposes as of the earlier of either of the following dates:

•	The date the parties come to a mutual understanding of the terms of the equity-based compensation arrangement and a commitment for performance by the Company to earn the equity instruments is reached;

•	The date at which the Company’s performance necessary to earn the equity instruments is completed.

If, as of the measurement date, the fair value of the equity instruments received is not determinable within reasonable limits, the transaction is recognized based on the fair value of the services provided. If the fair value of both the equity instruments received and the services provided cannot be determined, no revenue is recognized for the services provided and the equity instrument received is recorded at zero carrying value. The amount of revenues recognized for such transactions was insignificant in each of the periods presented.

(6) Other revenue recognition related policies

If a sales arrangement involves multiple deliverables, which are considered separate units of accounting in accordance with ASC subtopic 605-25 (“ASC 605-25”), Revenue Recognition: Multiple-Element Arrangements, the total consideration for such arrangement is allocated to the individual deliverables based on their relative selling price. The selling price for each deliverable is determined using vendor-specific objective evidence (“VSOE”) of selling price, if it exists; otherwise selling price is determined based on third-party evidence (“TPE”) of selling price. If neither VSOE nor TPE of selling price exists, the Company uses its best estimate of the selling price (“BESP”) for that deliverable.

The Company delivers some of its online marketing services to end customers through engaging third-party distributors. In this context, the Company may provide cash incentives to distributors. The cash incentives are accounted for as reduction of revenue in accordance with ASC subtopic 605-50 (“ASC 605-50”), Revenue Recognition: Customer Payments and Incentives.

The Company provides sales incentives to customers to entitle customers to receive reductions in the price of the online marketing services by meeting certain cumulative consumption requirements. The Company accounts for these award credits granted to members in conjunction with a current sale of products or services as a multiple-element arrangement by analogizing to ASC 605-25. The consideration allocated to the award credits as deferred revenue is based on an assumption that the customer will purchase the minimum amount of future service necessary to obtain the maximum award credits available. The deferred revenue is recognized as revenue proportionately as the future services are delivered to the customer or when the award credits expire.

Cash received in advance from customers is recorded as customer advances and deposits. The unused cash balances remaining in the customers’ accounts are included as liabilities of the Company. Deferred revenue is recorded when services are provided before the other revenue recognition criteria set forth in ASC 605-10 are fulfilled.

The Company operates an online game platform, on which registered users could access games provided by online game developers. The rights and obligations of each party to the arrangement indicate that the Company is acting as an agent whereas the online game developer is the principal as a result of being the primary obligor in the arrangement. The Company recognizes the shared revenue, on a net basis, based on the ratios pre-determined with the online game developers when all the revenue recognition criteria set forth in ASC 605-10 are met, which is generally when the user purchases virtual currencies issued by the game developers through the Company’s payment channel. The amount of revenues recognized was insignificant in each of the periods presented.

Fair Value Measurements of Financial Instruments

Financial instruments are in the form of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, due from related parties and due to related parties, long-term held-to-maturity investments, accounts payable and accrued liabilities, customer advances and deposits and short-term and long-term loans. The carrying amounts of these financial instruments, except for long-term held-to-maturity investments and long-term loans, approximate fair value because of their generally short maturities. The carrying amount of long-term held-to-maturity investments and long-term loans approximates their fair value due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Contingencies

The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material. Otherwise, the Company states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Investments	9 Months Ended
Sep. 30, 2012
Investments

3. INVESTMENTS

Long-term investments

The Company’s carrying amount of cost method investments was RMB389,630 and RMB414,367 (US$65,932) as of December 31, 2011 and September 30, 2012, respectively. The Company’s carrying amount of equity method investments was RMB344,730 and RMB173,716 (US$27,641) as of December 31, 2011 and September 30, 2012, respectively. The Company’s carrying amount of long-term held-to-maturity investments was nil and RMB505,473 (US$80,427) as of December 31, 2011 and September 30, 2012, respectively.

Short-term investments

As of December 31, 2011 and September 30, 2012, short-term investments included (i) fixed-rate and adjustable-rate products in commercial banks in the amount of RMB9,948,896 and RMB15,374,961 (US$2,446,372), respectively, and (ii) available-for-sale debt securities with fixed-rate and adjustable rates in the amount of RMB102,682 and RMB3,338,196 (US$531,154 ), respectively.

During the nine-month periods ended September 30, 2011 and 2012, the Company recorded short-term investment gains of RMB49,383 and RMB504,566 (US$80,284) in earnings, respectively. No gross realized gain or loss from the sales of available-for-sale securities was recorded in each of the nine-month periods.

Investments classified as held-to-maturity securities and available-for-sale securities as of December 31, 2011 and September 30, 2012 were as follows:

	As of December 31, 2011
	Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments
Held-to-maturity securities
Fixed-rate investments	9,848,848	10,504	(25,077)	—	9,834,275
Adjustable-rate investments	100,048	—	(21)	—	100,027

Available-for-sale securities
Adjustable-rate investments	102,637	—	—	45	102,682

	As of September 30, 2012
	Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value	Fair value
	RMB	RMB	RMB	RMB	RMB	US$
Short-term investments
Held-to-maturity securities
Fixed-rate investments	14,504,574	40,809	(26,290)	—	14,519,093	2,310,192
Adjustable-rate investments	870,387	1,485	—	—	871,872	138,727

Available-for-sale securities
Fixed-rate investments	250,040	—	—	—	250,040	39,785
Adjustable-rate investments	3,076,361	—	—	11,795	3,088,156	491,369
Long-term investments
Fixed-rate held-to-maturity investments	505,473	1,457	—	—	506,930	80,660

Held-to-maturity securities are stated at amortized cost. The fair values of held-to-maturity securities and available-for-sale securities are determined based on a discounted cash flow model using the discount curve of market interest rates.

The long-term held-to-maturity investments mature in May 2014 and August 2014 in accordance with their contract terms.

Changes In Equity And Redeemable Noncontrolling Interests	9 Months Ended
Sep. 30, 2012
Changes In Equity And Redeemable Noncontrolling Interests

4. CHANGES IN EQUITY AND REDEEMABLE NONCONTROLLING INTERESTS

	Attributable to Baidu, Inc.					Non- controlling interests	Total equity	Redeemable non-controlling interests
	Ordinary shares		Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss
	Number of shares	Amount
		RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance at December 31, 2011	34,914,117	15	1,771,770	13,604,334	(84,403)	97,819	15,389,535	935,978

Net income	—	—	—	7,660,546	—	(6,826)	7,653,720	(45,961)
Other comprehensive income	—	—	—	—	9,523	(119)	9,404	(378)

Noncontrolling interests in an acquired subsidiary	—	—	—	—	—	(1,259)	(1,259)	—
Acquisition of a subsidiary’s shares from noncontrolling interests	—	—	(1,499)	—	—	478	(1,021)	—
Issuance of subsidiary shares	—	—	74,471	—	—	—	74,471	25,989
Disposal of a subsidiary	—	—	—	—	—	5,253	5,253	—
Accretion of redeemable noncontrolling interests	—	—	—	(22,143)	—	—	(22,143)	22,143
Exercise of share-based awards	44,820	—	47,327	—	—	—	47,327	—
Share-based compensation	—	—	121,988	—	—	1,070	123,058	7,295

Balance at September 30, 2012	34,958,937	15	2,014,057	21,242,737	(74,880)	96,416	23,278,345	945,066

Balance at September 30, 2012, in US$		2	320,465	3,380,018	(11,914)	15,341	3,703,912	150,373

Fair Value Measurement	9 Months Ended
Sep. 30, 2012
Fair Value Measurement

5. FAIR VALUE MEASUREMENT

ASC subtopic 820-10 (“ASC 820-10”), Fair Value Measurement: Overall, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Inputs, other than quoted prices, which are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and liabilities measured or disclosed at fair value

In accordance with ASC 820-10, the Company measures cash equivalents and available-for-sale securities at fair value on a recurring basis. Cash equivalents are valued using quoted market prices. The fair value of available-for-sale securities and held-to-maturity securities as disclosed is determined based on the discounted cash flow model using the discount curve of market interest rates.

The Company measures certain financial assets, including equity method investments and cost method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Company’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

Assets measured or disclosed at fair value are summarized below:

	Fair value measurements at December 31, 2011 using			Total fair value at December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
Cash equivalents:
Time deposits	2,419,726	—	—	2,419,726
Money market fund	192,324	—	—	192,324
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	—	9,834,275	—	9,834,275
Adjustable-rate investments	—	100,027	—	100,027
Available-for-sale securities
Adjustable-rate investments	—	102,682	—	102,682

	2,612,050	10,036,984	—	12,649,034

As of December 31, 2011, certain cost and equity method investments, goodwill and intangible assets were measured using significant unobservable inputs (Level 3) and written down from their carrying value to fair value of nil, with impairment charges incurred and included in earnings.

	Fair value measurements at September 30, 2012 using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at September 30, 2012
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
Time deposits	538,892	—	—	538,892	85,745
Money market fund	141,929	—	—	141,929	22,583
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	—	14,519,093	—	14,519,093	2,310,192
Adjustable-rate investments	—	871,872	—	871,872	138,727
Available-for-sale securities
Fixed-rate investments	—	250,040	—	250,040	39,785
Adjustable-rate investments	—	3,088,156	—	3,088,156	491,369
Long-term investments:
Fixed-rate held-to-maturity investments	—	506,930	—	506,930	80,660

	680,821	19,236,091	—	19,916,912	3,169,061

Share-Based Compensation Expenses	9 Months Ended
Sep. 30, 2012
Share-Based Compensation Expenses

6. SHARE-BASED COMPENSATION EXPENSES

Total share-based compensation expenses recognized for the periods ended September 30, 2011 and 2012 have been reported in the following accounts:

	For the nine months ended
	September 30, 2011	September 30, 2012	September 30, 2012
	RMB	RMB	US$
Cost of revenues	5,359	5,741	913
Selling, general and administrative expenses	35,899	50,088	7,970
Research and development expenses	64,129	89,914	14,307

	105,387	145,743	23,190

Fixed Assets	9 Months Ended
Sep. 30, 2012
Fixed Assets

7. FIXED ASSETS

Fixed assets and the related accumulated depreciation as of December 31, 2011 and September 30, 2012 are as follows:

	As of December 31, 2011	As of September 30, 2012	As of September 30, 2012
	RMB	RMB	US$
Computer equipment	3,450,160	4,519,515	719,118
Office building	393,865	911,482	145,030
Office building related facility, machinery and equipment	137,209	156,240	24,860
Internal-use software development costs	88,065	91,635	14,581
Vehicles	6,943	7,519	1,196
Office equipment	177,509	196,635	31,287
Leasehold improvements	178,932	184,672	29,384
Construction in progress	2,982	118,870	18,914

	4,435,665	6,186,568	984,370
Less: Accumulated depreciation	(1,691,424)	(2,457,079)	(390,956)

	2,744,241	3,729,489	593,414

Long-Term Loans	9 Months Ended
Sep. 30, 2012
Long-Term Loans

8. LONG-TERM LOANS

Long-term loans include the principal of the loans, the accrued interests and un-amortized costs.

On October 27, 2010, Baidu Netcom borrowed a loan from the Export-Import Bank of China to finance some of its government-sponsored research projects, at the annual interest rate of 5.60%, with respect to which the government will provide a cash subsidy at the amount that approximates the interest of the loan. The commitment of the unsecured bank loan amounts to RMB140,000 (US$22,276).  Baidu Netcom can apply to borrow loans under the commitment from time to time within 3 years. The amount that was borrowed and outstanding as of September 30, 2012 is RMB117,000 (US$18,616). The repayment schedule of the outstanding loan is set forth below. Baidu Netcom has the right to repay and may terminate the loan upon a notice in advance.

Due date	Principal amount
	RMB	US$
October 30, 2012	23,000	3,660
January 30, 2013	23,000	3,660
April 30, 2013	23,000	3,660
July 30, 2013	23,000	3,660
October 30, 2013	25,000	3,976

	117,000	18,616

On July 19, 2011, the Company borrowed a two-year unsecured loan of RMB2,199,680 (US$350,000) from Goldman Sachs Lending Partners LLC at an annual interest rate of 1.30%. The loan was used to finance the acquisition of Qunar and is due on July 14, 2013.

Income Taxes	9 Months Ended
Sep. 30, 2012
Income Taxes

9. INCOME TAXES

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries, VIEs and subsidiaries of the VIEs in the PRC. It also has intermediate holding companies in the British Virgin Islands (“BVI”) and Hong Kong. Under the current laws of the Cayman Islands and BVI, the Company is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no withholding tax from Cayman Islands and BVI will be imposed. Under the Hong Kong tax laws, Baidu Hong Kong is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

Under the current Enterprise Income Tax (“EIT”) Law of the PRC, which has been effective since January 1, 2008, domestic enterprises and foreign investment enterprises (the “FIEs”) are subject to a unified 25% enterprise income tax rate, except for certain entities that enjoy the preferential tax rates.

The effective tax rate was 14.6% and 12.0% for the nine–month periods ended September 30, 2011 and 2012, respectively, which is less than the PRC statutory EIT rate of 25%, primarily due to additional deductions for research and development expenses and preferential tax rates and tax holidays granted to Baidu Netcom, Baidu Times, Baidu Online and Baidu China. In May 2012, Baidu China obtained the certificate of High and New Technology Enterprise (“HNTE”). Baidu China then recorded an income tax refund in connection with the over-accrual of provisional tax. The preferential EIT rate granted by the Shanghai Tax Bureau to Baidu China and its income tax refund are the major causes of the decrease in the effective tax rate for the nine-month period ended September 30, 2012 as compared to that for the corresponding period ended September 30, 2011.

The effective tax rates are subject to change in subsequent quarters as the estimates of pretax income or loss for the year increase or decrease and certain subsidiaries of the Company may or may not continue to qualify for certain preferential tax rates.

The Company did not provide for deferred income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries as of December 31, 2011 and September 30, 2012. The Company intends to permanently reinvest foreign subsidiaries’ earnings that have been generated from January 1, 2008. If these foreign earnings were to be repatriated in the future, the related earnings may be reduced by any foreign income taxes to be paid on these earnings. Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable. In the case of its VIEs and their subsidiaries, undistributed earnings were insignificant as of each of the balance sheet dates.

Restricted Net Assets	9 Months Ended
Sep. 30, 2012
Restricted Net Assets

10. RESTRICTED NET ASSETS

Under PRC laws and regulations, there are certain restrictions on the Company’s PRC subsidiaries, VIEs and subsidiaries of the VIEs with respect to transferring certain of their net assets to the Company either in the form of dividends, loans, or advances. Amounts restricted include paid-up capital and statutory reserve funds of the Company’s PRC subsidiaries and the net assets of the VIEs and subsidiaries of the VIEs in which the Company has no legal ownership but has a parent-subsidiary relationship through contractual agreements, totaling RMB1,218,289 and RMB1,772,820 (US$282,081) as of December 31, 2011 and September 30, 2012, respectively.

Contingencies	9 Months Ended
Sep. 30, 2012
Contingencies

11. CONTINGENCIES

Litigation

Baidu Netcom, Baidu China, Baidu Online, Baidu Times, Baidu Pay and Qunar were involved in certain cases pending in various PRC courts and arbitration as of September 30, 2012. These cases include copyright infringement cases, unfair competition cases, and defamation cases, among others. Adverse results in these lawsuits may include awards of damages and may also result in, or even compel, a change in the Company’s business practices, which could result in a loss of revenue or otherwise harm the business of the Company.

For many proceedings, the Company is currently unable to estimate the reasonably possible loss or a range of reasonably possible losses as the proceedings are in the early stages, and/or there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. As a result, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, which includes eventual loss, fine, penalty or business impact, if any, and therefore, an estimate for the reasonably possible loss or a range of reasonably possible losses cannot be made. However, the Company believes that such matters, individually and in the aggregate, when finally resolved, are not reasonably likely to have a material adverse effect on the Company’s consolidated results of operations, financial position and cash flows. With respect to the limited number of proceedings for which the Company was able to estimate the reasonably possible losses or the range of reasonably possible losses, such estimated loss amounts were insignificant.

Earnings Per Share ("EPS")	9 Months Ended
Sep. 30, 2012
Earnings Per Share ("EPS")

12. EARNINGS PER SHARE (“EPS”)

The following table sets forth the computation of basic and diluted net income attributable to Baidu, Inc. per share for Class A and Class B ordinary shares:

	For the nine months ended
	September 30, 2011		September 30, 2012
	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	US$	RMB	US$
Earnings per share — basic:
Numerator
Allocation of net income attributable to Baidu, Inc.	3,559,218	1,025,749	5,932,166	943,891	1,706,237	271,486
Denominator
Weighted average ordinary shares outstanding	27,079,835	7,804,274	27,129,111	27,129,111	7,803,000	7,803,000

Denominator used for earnings per share	27,079,835	7,804,274	27,129,111	27,129,111	7,803,000	7,803,000
Earnings per share — basic	131.43	131.43	218.66	34.79	218.66	34.79

Earnings per share — diluted:
Numerator
Allocation of net income attributable to Baidu, Inc.	3,561,491	1,023,476	5,934,416	944,249	1,703,987	271,128
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	1,023,476	—	1,703,987	271,128	—	—
Allocation of net income attributable to Baidu, Inc.	4,584,967	1,023,476	7,638,403	1,215,377	1,703,987	271,128
Denominator
Weighted average ordinary shares outstanding	27,079,835	7,804,274	27,129,111	27,129,111	7,803,000	7,803,000
Conversion of Class B to Class A ordinary shares	7,804,274	—	7,803,000	7,803,000	—	—
Share-based awards	77,471	—	46,130	46,130	—	—

Denominator used for earnings per share	34,961,580	7,804,274	34,978,241	34,978,241	7,803,000	7,803,000
Earnings per share — diluted	131.14	131.14	218.38	34.75	218.38	34.75

Earnings per ADS
Denominator used for earnings per ADS — basic	270,798,350		271,291,110	271,291,110
Denominator used for earnings per ADS — diluted	349,615,800		349,782,410	349,782,410
Earnings per ADS — basic	13.14		21.87	3.48

Earnings per ADS — diluted	13.11		21.84	3.48

The Company did not include certain stock options and restricted shares in the computation of diluted earnings per share for the nine-month periods ended September 30, 2011 and 2012 because to do so would have been anti-dilutive for earnings per share for the respective periods. These stock options excluded in the computation of diluted earnings per share for the respective periods, however, could potentially dilute basic earnings per share in the future.

The Company considered the impact of accretion of the redeemable noncontrolling interests in the calculation of income available to the Company used in the earnings per share calculation, without adjusting net income attributable to the Company presented in the unaudited condensed interim consolidated statements of comprehensive income.

Related Party Transactions	9 Months Ended
Sep. 30, 2012
Related Party Transactions

13. RELATED PARTIY TRANSACTIONS

Amounts due from related parties mainly represent unsecured loans provided by the Company to an equity investee, of which RMB302,524 (US$48,136) relates to loans with a right of conversion to the equity investee’s equity securities at the option of the Company. As the equity investee is a non-public entity, the conversion feature does not satisfy the net settlement criterion and is not bifurcated in accordance with ASC topic 815-10, Derivatives and Hedging: Overall.

Amounts due to related parties represent unsecured and interest-free loans provided by an equity investee to the Company.

Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events

14. SUBSEQUENT EVENTS

Pursuant to the loan agreement with Australia and New Zealand Banking Group Limited (Hong Kong Branch) entered into on September 18, 2012, the Company committed to borrow an unsecured loan denominated in Australia Dollars (AU$, in thousands hereinafter), which will be settled in US$. The loan commitment amounts to AU$105,000 (US$108,000), is intended for the general working capital of the Company and can be drawn down from time to time within two years. The Company drew down AU$55,000(US$56,760) on October 17, 2012 under the loan commitment, with a term of two years and a fixed annual interest rate of 2.75%.

On November 2, 2012, the Company entered into a share purchase agreement with Providence Equity Partners (“Providence”), pursuant to which the Company will purchase all of the Series A and Series B preferred shares of Qiyi.com Inc. (“Qiyi”, an equity investee of the Company) held by Providence. The Company will obtain the controlling interest of Qiyi upon completion of the transaction, which will be accounted for as a business combination in accordance with ASC 805, Business Combinations.

Basis Of Presentation (Policies)	9 Months Ended
Sep. 30, 2012
Basis of Consolidation

Basis of Consolidation

The unaudited interim condensed consolidated financial statements include the accounts of Baidu, Inc. (“Baidu” or the “Company”), its wholly-owned subsidiaries, its majority-owned subsidiaries, its variable interest entities (“VIEs”) and the wholly-owned subsidiaries of the VIEs.

The wholly-owned subsidiaries include:

•	Baidu Holdings Ltd. (“Baidu Holdings”),

•	Baidu Online Network Technology (Beijing) Co., Ltd. (“Baidu Online”),

•	Baidu Japan Inc. (“Baidu Japan”),

•	Baidu (Hong Kong) Limited (“Baidu HK”),

•	Baidu International Technology (Shenzhen) Co., Ltd. (“Baidu International”),

•	Baidu (China) Co., Ltd. (“Baidu China”),

•	Baidu.com Times Technology (Beijing) Co., Ltd. (“Baidu Times”),

•	Hyakudo Inc. (“Hyakudo”),

•	Baido, Inc. (“Baido”),

•	Baidu USA LLC,

•	Baidu Cloud Computing Technology (Beijing) Co., Ltd., and

•	Baidu Cloud Computing Technology (Shanxi) Co., Ltd.

The majority-owned subsidiaries include:

•	B.D. Mobile Telecommunication Limited (“B.D. Mobile”) and its wholly-owned subsidiaries, and

•	Qunar Cayman Islands Limited (“Qunar”) and its wholly-owned subsidiaries

The VIEs include:

•	Beijing Baidu Netcom Science Technology Co., Ltd. (“Baidu Netcom”),

•	Beijing Perusal Technology Co., Ltd. (“Beijing Perusal”),

•	Beijing BaiduPay Science and Technology Co., Ltd. (“BaiduPay”),

•	Baidu HR Consulting (Shanghai) Co., Ltd. (“Baidu HR”), and

•	Other VIEs effectively controlled by Qunar and B.D. Mobile

The wholly-owned subsidiaries of the VIEs include:

•	Peng Huan Asset Management (Beijing) Co., Ltd., and

•	Subsidiaries of the VIEs effectively controlled by Qunar and B.D. Mobile

On June 20, 2012, the Company disposed of its investment in Beijing Founder Network Technology Co., Ltd. which was acquired in 2011. The disposed entity is not presented as a discontinued operation because there has been minimal operation since its acquisition. The impact of the disposal is insignificant as full impairment on goodwill and underlying assets had been recorded as of December 31, 2011.

The Company, its wholly-owned and majority-owned subsidiaries, VIEs and wholly-owned subsidiaries of the VIEs are hereinafter collectively referred to as the “Group.” The Group offers Internet search solutions and online marketing solutions, operates an online payment platform which enables customers to make payments online, develops and markets scalable web application software and provides related services, as well as provides human resource related services including employment agency services. The Group’s principal geographic markets are in the PRC. The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly-owned and majority-owned subsidiaries, VIEs and wholly-owned subsidiaries of the VIEs in the PRC.

PRC laws and regulations prohibit or restrict foreign ownership of Internet content, advertising and employment agency businesses. To comply with these foreign ownership restrictions, the Group operates its websites and primarily provides online advertising services in the PRC through the VIEs, the PRC legal entities that were established by the individuals authorized by the Group. The paid-in capital of the VIEs was funded by the Group through loans extended to the authorized individuals. The Group has entered into certain exclusive agreements with the VIEs through Baidu Online and certain other subsidiaries (collectively “the Primary Beneficiaries”), which obligate the Primary Beneficiaries to absorb a majority of the risk of loss from the VIEs’ activities and entitle the Primary Beneficiaries to receive a majority of their residual returns. In addition, the Group has entered into certain agreements with the shareholders of the VIEs through the Primary Beneficiaries, including loan agreements for the paid-in capital of the VIEs, proxy agreements or power of attorney agreements to direct the activities that most significantly affect the economic performance of the VIEs, option agreements to acquire the equity interests in the VIEs when permitted by the PRC laws, and share pledge agreements for the equity interests in the VIEs held by the shareholders of the VIEs.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Primary Beneficiaries and the VIEs through the aforementioned agreements with the shareholders of the VIEs. The shareholders of the VIEs effectively assigned all of their voting rights underlying their equity interest in the VIEs to the Primary Beneficiaries. In addition, through the other exclusive agreements, which consist of operating agreements, technology consulting and services agreements and license agreements, the Primary Beneficiaries demonstrates their ability and intention to continue to exercise the ability to absorb substantially all of the profits and all of the expected losses of the VIEs. The VIEs are subject to operating risks, which determine the variability of the Company’s interest in those entities. Based on these contractual arrangements, the Company consolidates the VIEs as required by SEC Regulation SX-3A-02 and Accounting Standards Codification (“ASC”) subtopic 810-10 (“ASC 810-10”), Consolidation: Overall, because the Company holds all the variable interests of the VIEs through the Primary Beneficiaries.

The management believes that, (i) the ownership structure of the Company and its VIEs is in compliance with existing PRC laws and regulations; (ii) the contractual arrangements with the VIEs and their shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Group’s business operations are in compliance with existing PRC laws and regulations in all material respects. However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of existing and/or future PRC laws or regulations and could limit the Company’s ability, through the Primary Beneficiaries, to enforce its rights under these contractual arrangements. Furthermore, shareholders of the VIEs may have interests that are different than those of the Company, which could potentially increase the risk that they would seek to act contrary to the terms of the aforementioned agreements. In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC law, the Company may be subject to penalties, which may include but not be limited to, the cancellation or revocation of the Company’s business and operating licenses, being required to restructure the Company’s operations or discontinue the Company’s operating activities. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its operations. In such case, the Company may not be able to operate or control the VIEs, which may result in deconsolidation of the VIEs and their subsidiaries.

Use of Estimates

Use of Estimates

The preparation of the unaudited interim condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Management evaluates estimates, including those related to the accounts receivable allowances, fair values of options to purchase the Company or its subsidiaries’ ordinary shares, fair values of certain equity investments, the purchase price allocation and fair value of noncontrolling interests with respect to the business combinations, deferred tax valuation allowance, and consolidation of VIEs, among others. Management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, which approximates fair value, and primarily consist of cash and investments in interest bearing demand deposit accounts, time deposits, highly liquid investments and money market funds. All time deposits, money market funds and other highly liquid investments with original maturities of three months or less from the date of purchase are classified as cash equivalents.

Investments

Investments

Short-term Investments

All highly liquid investments with original maturities of greater than three months, but less than 12 months, are classified as short-term investments. Investments that are expected to be realized in cash during the next 12 months are included in short-term investments.

The Company accounts for short-term investments in accordance with ASC subtopic 320-10 (“ASC 320-10”), Investments—Debt and Equity Securities: Overall. The Company classifies the short-term investments in debt and equity securities as “held-to-maturity”, “trading” or “available-for-sale”, whose classification determines the respective accounting methods stipulated by ASC 320-10. Dividend and interest income, including amortization of the premium and discount arising at acquisition, for all categories of investments in securities, are included in earnings. Any realized gains or losses on the sale of the short-term investments are determined using a specific identification method, and such gains and losses are reflected in earnings.

The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. For individual securities classified as held-to-maturity securities, the Company evaluates whether a decline in fair value below the amortized cost basis is other-than-temporary in accordance with the Company’s policy and ASC 320-10. If the Company concludes that it does not intend or is not required to sell an impaired debt security before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity securities continue to be recognized at the amortized costs. When the Company intends to sell an impaired debt security or it is more likely than not that it will be required to sell prior to recovery of its amortized cost basis, an other-than-temporary impairment is deemed to have occurred. In these instances, the other-than-temporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made. When the Company does not intend to sell an impaired debt security and it is more-likely-than-not that it will not be required to sell prior to recovery of its amortized cost basis, the Company must determine whether or not it will recover its amortized cost basis. If the Company concludes that it will not, an other-than-temporary impairment exists and that portion of the credit loss is recognized in earnings, while the portion of loss related to all other factors is recognized in other comprehensive income.

The securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and stated at fair value. Unrealized holding gains and losses for trading securities are included in earnings.

Investments not classified as trading or as held-to-maturity are classified as available-for-sale securities. An available-for-sale investment is reported at fair value, with unrealized gains and losses recorded in accumulated other comprehensive income in shareholders’ equity. Realized gains or losses are charged to earnings during the period in which the gain or loss is realized. An impairment loss on the available-for-sale debt securities would be recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

Long-term Investments

The Company’s long-term investments consist of cost method investments, equity method investments and held-to-maturity investments with original maturities of greater than 12 months.

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of the investment.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC subtopic 323-10 (“ASC 323-10”), Investments-Equity Method and Joint Ventures: Overall. Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investee and the amount of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Company subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into consolidated statements of comprehensive income after the date of acquisition. The Company will discontinue applying the equity method if an investment, and any additional financial supports to the investee, if any, has been reduced to zero. When the equity-method investment in ordinary shares is reduced to zero and further investments are made that have a higher liquidation preference than ordinary shares, the Company would recognize the loss based on its percentage of the investment with the same liquidation preference, and the loss would be applied to those investments of a lower liquidation preference first before being further applied to the investments of a higher liquidation preference. The Company evaluates the equity method investments for impairment under ASC 323-10. An impairment loss on the equity method investments is recognized in the consolidated statements of comprehensive income when the decline in value is determined to be other-than-temporary.

Long-term held-to-maturity investments are measured in the same manner as short-term held-to-maturity investments.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue based on the following principles:

(1) Auction-based pay-for-performance service

The Company’s auction-based pay-for-performance (“P4P”) platform enables a customer to place its website link and related description on the Company’s search result list. Customers make bids on keywords based on how much they are willing to pay for each click to their listings in the search results listed on the Company’s website and the relevance between the keywords and the customer’s businesses. Internet users’ search of the keyword will trigger the display of the listings. The ranking of the customer’s listing depends on both the bidding price and the listing’s relevance to the keyword searched. Customer pays the Company only when a user clicks on one of its website links. Revenue is recognized when a user clicks on one of the customer-sponsored website links, as there is persuasive evidence of an arrangement, the fee is fixed or determinable and collection is reasonably assured, as prescribed by ASC subtopic 605-10 (“ASC 605-10”), Revenue Recognition: Overall.

For certain P4P customers engaged through direct sales, the Company may provide certain value-added consultative support services to help its customers to better utilize its P4P online marketing system. Fees for such services are recognized as revenue on a pro-rata basis over the contracted service period.

(2) Other performance-based online marketing services

To the extent the Company provides online marketing services based on performance criteria other than click-throughs, such as the number of telephone calls brought to its customers, the number of users registered with its customers, or the number of minimum click-throughs, revenue is recognized when the specified performance criteria are met together with satisfaction of other applicable revenue recognition criteria as prescribed by ASC 605-10.

(3) Time-based online advertising services

For time-based online advertising services such as text links, banners, or other forms of graphical advertisements, the Company recognizes revenue, in accordance with ASC 605-10, on a pro-rata basis over the contractual term commencing on the date the customer’s advertisement is displayed in a specified webpage. For certain time-based contractual agreements, the Company may also provide certain performance guarantees, in which cases revenue is recognized at the later of the completion of the time commitment or performance guarantee.

(4) Online marketing services involving Baidu Union

Baidu Union is the program through which the Company expands distribution of its customers’ sponsored links or advertisements by leveraging traffic of the Baidu Union members’ Internet properties. The Company makes payments to Baidu Union members for acquisition of traffic. The Company recognizes gross revenue for the amount of fees it receives from its customers. Payments made to Baidu Union members are included in cost of revenues as traffic acquisition costs.

(5) Barter transactions

The Company engages in barter transactions from time to time and in such situations follows the guidance set forth in ASC subtopic 845-10 (“ASC 845-10”), Nonmonetary Transactions: Overall. While nonmonetary transactions are generally recorded at fair value, if such value is not determinable within reasonable limits, the transaction is recognized based on the carrying value of the product or services provided. The amount of revenues recognized for barter transactions was insignificant for each of the periods presented.

In addition, the Company recognized revenues for barter transactions involving advertising in accordance with ASC subtopic 605-20 (“ASC 605-20”), Revenue recognition: Services. However, neither the amount recognized nor the volume of such transactions qualified for income recognition was significant for any of the periods presented.

In certain instances, the Company may be granted equity instruments in exchange for services. In accordance with ASC subtopic 505-50 (“ASC 505-50”), Equity: Equity-based Payments to Non-Employees, if the Company provides services in exchange for equity instruments, the Company measures the fair value of those equity instruments for revenue recognition purposes as of the earlier of either of the following dates:

•	The date the parties come to a mutual understanding of the terms of the equity-based compensation arrangement and a commitment for performance by the Company to earn the equity instruments is reached;

•	The date at which the Company’s performance necessary to earn the equity instruments is completed.

If, as of the measurement date, the fair value of the equity instruments received is not determinable within reasonable limits, the transaction is recognized based on the fair value of the services provided. If the fair value of both the equity instruments received and the services provided cannot be determined, no revenue is recognized for the services provided and the equity instrument received is recorded at zero carrying value. The amount of revenues recognized for such transactions was insignificant in each of the periods presented.

(6) Other revenue recognition related policies

If a sales arrangement involves multiple deliverables, which are considered separate units of accounting in accordance with ASC subtopic 605-25 (“ASC 605-25”), Revenue Recognition: Multiple-Element Arrangements, the total consideration for such arrangement is allocated to the individual deliverables based on their relative selling price. The selling price for each deliverable is determined using vendor-specific objective evidence (“VSOE”) of selling price, if it exists; otherwise selling price is determined based on third-party evidence (“TPE”) of selling price. If neither VSOE nor TPE of selling price exists, the Company uses its best estimate of the selling price (“BESP”) for that deliverable.

The Company delivers some of its online marketing services to end customers through engaging third-party distributors. In this context, the Company may provide cash incentives to distributors. The cash incentives are accounted for as reduction of revenue in accordance with ASC subtopic 605-50 (“ASC 605-50”), Revenue Recognition: Customer Payments and Incentives.

The Company provides sales incentives to customers to entitle customers to receive reductions in the price of the online marketing services by meeting certain cumulative consumption requirements. The Company accounts for these award credits granted to members in conjunction with a current sale of products or services as a multiple-element arrangement by analogizing to ASC 605-25. The consideration allocated to the award credits as deferred revenue is based on an assumption that the customer will purchase the minimum amount of future service necessary to obtain the maximum award credits available. The deferred revenue is recognized as revenue proportionately as the future services are delivered to the customer or when the award credits expire.

Cash received in advance from customers is recorded as customer advances and deposits. The unused cash balances remaining in the customers’ accounts are included as liabilities of the Company. Deferred revenue is recorded when services are provided before the other revenue recognition criteria set forth in ASC 605-10 are fulfilled.

The Company operates an online game platform, on which registered users could access games provided by online game developers. The rights and obligations of each party to the arrangement indicate that the Company is acting as an agent whereas the online game developer is the principal as a result of being the primary obligor in the arrangement. The Company recognizes the shared revenue, on a net basis, based on the ratios pre-determined with the online game developers when all the revenue recognition criteria set forth in ASC 605-10 are met, which is generally when the user purchases virtual currencies issued by the game developers through the Company’s payment channel. The amount of revenues recognized was insignificant in each of the periods presented.

Fair Value Measurements of Financial Instruments

Fair Value Measurements of Financial Instruments

Financial instruments are in the form of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, due from related parties and due to related parties, long-term held-to-maturity investments, accounts payable and accrued liabilities, customer advances and deposits and short-term and long-term loans. The carrying amounts of these financial instruments, except for long-term held-to-maturity investments and long-term loans, approximate fair value because of their generally short maturities. The carrying amount of long-term held-to-maturity investments and long-term loans approximates their fair value due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

Contingencies

Contingencies

The Company records accruals for certain of its outstanding legal proceedings or claims when it is probable that a liability will be incurred and the amount of loss can be reasonably estimated. The Company evaluates, on a quarterly basis, developments in legal proceedings or claims that could affect the amount of any accrual, as well as any developments that would make a loss contingency both probable and reasonably estimable. The Company discloses the amount of the accrual if it is material.

When a loss contingency is not both probable and estimable, the Company does not record an accrued liability but discloses the nature and the amount of the claim, if material. However, if the loss (or an additional loss in excess of the accrual) is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material. Otherwise, the Company states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessments of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the industry-specific complaints among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Basis Of Presentation (Tables)	9 Months Ended
Sep. 30, 2012
Assets, Liabilities and Results of Operations of VIEs and Their Subsidiaries Included in Company's Consolidated Balance Sheets and Statements of Comprehensive Income

The following tables set forth the assets, liabilities and results of operations of the VIEs and their subsidiaries included in the Company’s condensed consolidated balance sheets and condensed consolidated statements of comprehensive income:

	As of December 31, 2011	As of September 30, 2012
	RMB	RMB	US$
Total assets	1,808,784	2,477,908	394,270
Current	1,008,640	1,062,431	169,048
Non-current	800,144	1,415,477	225,222

Total liabilities	1,456,328	1,978,806	314,856
Current	1,342,268	1,667,115	265,261
Non-current	114,060	311,691	49,595

	For the nine months ended
	September 30, 2011	September 30, 2012
	RMB	RMB	US$
Total revenues	2,812,050	4,484,424	713,535
Net income	171,500	149,291	23,754

Investments (Tables)	9 Months Ended
Sep. 30, 2012
Investments classified as held-to-maturity securities and available-for-sale securities

Investments classified as held-to-maturity securities and available-for-sale securities as of December 31, 2011 and September 30, 2012 were as follows:

	As of December 31, 2011
	Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value
	RMB	RMB	RMB	RMB	RMB
Short-term investments
Held-to-maturity securities
Fixed-rate investments	9,848,848	10,504	(25,077)	—	9,834,275
Adjustable-rate investments	100,048	—	(21)	—	100,027

Available-for-sale securities
Adjustable-rate investments	102,637	—	—	45	102,682

	As of September 30, 2012
	Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Fair value	Fair value
	RMB	RMB	RMB	RMB	RMB	US$
Short-term investments
Held-to-maturity securities
Fixed-rate investments	14,504,574	40,809	(26,290)	—	14,519,093	2,310,192
Adjustable-rate investments	870,387	1,485	—	—	871,872	138,727

Available-for-sale securities
Fixed-rate investments	250,040	—	—	—	250,040	39,785
Adjustable-rate investments	3,076,361	—	—	11,795	3,088,156	491,369
Long-term investments
Fixed-rate held-to-maturity investments	505,473	1,457	—	—	506,930	80,660

Changes In Equity And Redeemable Noncontrolling Interests (Tables)	9 Months Ended
Sep. 30, 2012
Changes in Equity and Redeemable Noncontrolling Interests

	Attributable to Baidu, Inc.					Non- controlling interests	Total equity	Redeemable non-controlling interests
	Ordinary shares		Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss
	Number of shares	Amount
		RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance at December 31, 2011	34,914,117	15	1,771,770	13,604,334	(84,403)	97,819	15,389,535	935,978

Net income	—	—	—	7,660,546	—	(6,826)	7,653,720	(45,961)
Other comprehensive income	—	—	—	—	9,523	(119)	9,404	(378)

Noncontrolling interests in an acquired subsidiary	—	—	—	—	—	(1,259)	(1,259)	—
Acquisition of a subsidiary’s shares from noncontrolling interests	—	—	(1,499)	—	—	478	(1,021)	—
Issuance of subsidiary shares	—	—	74,471	—	—	—	74,471	25,989
Disposal of a subsidiary	—	—	—	—	—	5,253	5,253	—
Accretion of redeemable noncontrolling interests	—	—	—	(22,143)	—	—	(22,143)	22,143
Exercise of share-based awards	44,820	—	47,327	—	—	—	47,327	—
Share-based compensation	—	—	121,988	—	—	1,070	123,058	7,295

Balance at September 30, 2012	34,958,937	15	2,014,057	21,242,737	(74,880)	96,416	23,278,345	945,066

Balance at September 30, 2012, in US$		2	320,465	3,380,018	(11,914)	15,341	3,703,912	150,373

Fair Value Measurement (Tables)	9 Months Ended
Sep. 30, 2012
Assets Measured at Fair Value on Recurring Basis

Assets measured or disclosed at fair value are summarized below:

	Fair value measurements at December 31, 2011 using			Total fair value at December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB
Cash equivalents:
Time deposits	2,419,726	—	—	2,419,726
Money market fund	192,324	—	—	192,324
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	—	9,834,275	—	9,834,275
Adjustable-rate investments	—	100,027	—	100,027
Available-for-sale securities
Adjustable-rate investments	—	102,682	—	102,682

	2,612,050	10,036,984	—	12,649,034

As of December 31, 2011, certain cost and equity method investments, goodwill and intangible assets were measured using significant unobservable inputs (Level 3) and written down from their carrying value to fair value of nil, with impairment charges incurred and included in earnings.

	Fair value measurements at September 30, 2012 using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at September 30, 2012
	RMB	RMB	RMB	RMB	US$
Cash equivalents:
Time deposits	538,892	—	—	538,892	85,745
Money market fund	141,929	—	—	141,929	22,583
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	—	14,519,093	—	14,519,093	2,310,192
Adjustable-rate investments	—	871,872	—	871,872	138,727
Available-for-sale securities
Fixed-rate investments	—	250,040	—	250,040	39,785
Adjustable-rate investments	—	3,088,156	—	3,088,156	491,369
Long-term investments:
Fixed-rate held-to-maturity investments	—	506,930	—	506,930	80,660

	680,821	19,236,091	—	19,916,912	3,169,061

Share-Based Compensation Expenses (Tables)	9 Months Ended
Sep. 30, 2012
Total Share-Based Compensation Cost Recognized

Total share-based compensation expenses recognized for the periods ended September 30, 2011 and 2012 have been reported in the following accounts:

	For the nine months ended
	September 30, 2011	September 30, 2012	September 30, 2012
	RMB	RMB	US$
Cost of revenues	5,359	5,741	913
Selling, general and administrative expenses	35,899	50,088	7,970
Research and development expenses	64,129	89,914	14,307

	105,387	145,743	23,190

Fixed Assets (Tables)	9 Months Ended
Sep. 30, 2012
Fixed Assets

Fixed assets and the related accumulated depreciation as of December 31, 2011 and September 30, 2012 are as follows:

	As of December 31, 2011	As of September 30, 2012	As of September 30, 2012
	RMB	RMB	US$
Computer equipment	3,450,160	4,519,515	719,118
Office building	393,865	911,482	145,030
Office building related facility, machinery and equipment	137,209	156,240	24,860
Internal-use software development costs	88,065	91,635	14,581
Vehicles	6,943	7,519	1,196
Office equipment	177,509	196,635	31,287
Leasehold improvements	178,932	184,672	29,384
Construction in progress	2,982	118,870	18,914

	4,435,665	6,186,568	984,370
Less: Accumulated depreciation	(1,691,424)	(2,457,079)	(390,956)

	2,744,241	3,729,489	593,414

Long-Term Loans (Tables)	9 Months Ended
Sep. 30, 2012
Long-Term Loans Payable

Due date	Principal amount
	RMB	US$
October 30, 2012	23,000	3,660
January 30, 2013	23,000	3,660
April 30, 2013	23,000	3,660
July 30, 2013	23,000	3,660
October 30, 2013	25,000	3,976

	117,000	18,616

On July 19, 2011, the Company borrowed a two-year unsecured loan of RMB2,199,680 (US$350,000) from Goldman Sachs Lending Partners LLC at an annual interest rate of 1.30%. The loan was used to finance the acquisition of Qunar and is due on July 14, 2013.

Earnings Per Share ("EPS") (Tables)	9 Months Ended
Sep. 30, 2012
Computation of Basic and Diluted Net Income Attributable to Baidu, Inc. Per Share for Class A and Class B Ordinary Shares

The following table sets forth the computation of basic and diluted net income attributable to Baidu, Inc. per share for Class A and Class B ordinary shares:

	For the nine months ended
	September 30, 2011		September 30, 2012
	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	US$	RMB	US$
Earnings per share — basic:
Numerator
Allocation of net income attributable to Baidu, Inc.	3,559,218	1,025,749	5,932,166	943,891	1,706,237	271,486
Denominator
Weighted average ordinary shares outstanding	27,079,835	7,804,274	27,129,111	27,129,111	7,803,000	7,803,000

Denominator used for earnings per share	27,079,835	7,804,274	27,129,111	27,129,111	7,803,000	7,803,000
Earnings per share — basic	131.43	131.43	218.66	34.79	218.66	34.79

Earnings per share — diluted:
Numerator
Allocation of net income attributable to Baidu, Inc.	3,561,491	1,023,476	5,934,416	944,249	1,703,987	271,128
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	1,023,476	—	1,703,987	271,128	—	—
Allocation of net income attributable to Baidu, Inc.	4,584,967	1,023,476	7,638,403	1,215,377	1,703,987	271,128
Denominator
Weighted average ordinary shares outstanding	27,079,835	7,804,274	27,129,111	27,129,111	7,803,000	7,803,000
Conversion of Class B to Class A ordinary shares	7,804,274	—	7,803,000	7,803,000	—	—
Share-based awards	77,471	—	46,130	46,130	—	—

Denominator used for earnings per share	34,961,580	7,804,274	34,978,241	34,978,241	7,803,000	7,803,000
Earnings per share — diluted	131.14	131.14	218.38	34.75	218.38	34.75

Earnings per ADS
Denominator used for earnings per ADS — basic	270,798,350		271,291,110	271,291,110
Denominator used for earnings per ADS — diluted	349,615,800		349,782,410	349,782,410
Earnings per ADS — basic	13.14		21.87	3.48

Earnings per ADS — diluted	13.11		21.84	3.48

Assets, Liabilities and Results of Operations of VIEs and Their Subsidiaries Included in Company's Consolidated Balance Sheets and Statements of Comprehensive Income (Detail)
In Thousands, unless otherwise specified	9 Months Ended				9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Dec. 31, 2011 CNY	Sep. 30, 2012 Variable Interest Entity, Primary Beneficiary USD ($)	Sep. 30, 2012 Variable Interest Entity, Primary Beneficiary CNY	Sep. 30, 2011 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary CNY
Variable Interest Entity [Line Items]
Total assets	$ 5,201,977	32,693,380		23,340,541	$ 394,270	2,477,908		1,808,784
Current	3,718,150	23,367,826		15,848,156	169,048	1,062,431		1,008,640
Non-current	1,483,827	9,325,554		7,492,385	225,222	1,415,477		800,144
Total liabilities	1,347,692	8,469,969		7,015,028	314,856	1,978,806		1,456,328
Current	1,193,422	7,500,418		4,406,547	265,261	1,667,115		1,342,268
Non-current	154,270	969,551		2,608,481	49,595	311,691		114,060
Total revenues	2,541,159	15,970,679	10,026,693		713,535	4,484,424	2,812,050
Net income	$ 1,210,501	7,607,759	4,578,833		$ 23,754	149,291	171,500

Basis of Presentation - Additional Information (Detail) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 28, 2012
Variable Interest Entity [Line Items]
Net assets of VIEs (in which the Company has no legal ownership)	$ 79,414	499,102
Exchange rate used for conversion of financial statements from RMB to US dollar			6.2848

Summary of Significant Accounting Policies (Cash and Cash Equivalents and Short Term Investment) - Additional Information (Detail)	9 Months Ended
Sep. 30, 2012
Cash and cash equivalents | Maximum
Summary Of Significant Accounting Policies [Line Items]
Maturity period used to classify investments	3 months
Short-term Investments
Summary Of Significant Accounting Policies [Line Items]
Period which investments to be reclassified to short term investment from long term investment	12 months
Short-term Investments | Maximum
Summary Of Significant Accounting Policies [Line Items]
Maturity period used to classify investments	12 months
Short-term Investments | Minimum
Summary Of Significant Accounting Policies [Line Items]
Maturity period used to classify investments	3 months

Investments - Additional Information (Detail) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Dec. 31, 2011 CNY
Schedule of Investments [Line Items]
Carrying amount of cost method investments	$ 65,932	414,367		389,630
Carrying amount of equity method investments	27,641	173,716		344,730
Carrying amount of long-term held-to-maturity investments	80,427	505,473		0
Fixed-rate and adjustable-rate products in commercial banks	2,446,372	15,374,961		9,948,896
Available-for-sale debt securities with fixed-rate and adjustable rates	531,154	3,338,196		102,682
Short-term investment gains recorded in earnings	$ 80,284	504,566	49,383

Investments Classified as Held to Maturity Securities and Available for Sale Securities (Detail) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Dec. 31, 2011 CNY	Sep. 30, 2012 Short-term Investments Adjustable-rate Investments USD ($)	Sep. 30, 2012 Short-term Investments Adjustable-rate Investments CNY	Dec. 31, 2011 Short-term Investments Adjustable-rate Investments CNY	Sep. 30, 2012 Short-term Investments Fixed-rate Investments USD ($)	Sep. 30, 2012 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2011 Short-term Investments Fixed-rate Investments CNY	Sep. 30, 2012 Long Term Investments Fixed-rate Investments USD ($)	Sep. 30, 2012 Long Term Investments Fixed-rate Investments CNY
Gain (Loss) on Investments [Line Items]
Short-term held-to-maturity securities, amortized cost	$ 2,446,372	15,374,961	9,948,896		870,387	100,048		14,504,574	9,848,848
Long-term held-to-maturities securities, amortized cost	80,427	505,473	0								505,473
Held-to-maturity securities, gross unrecognized holding gains					1,485			40,809	10,504		1,457
Held-to-maturity securities, gross unrecognized holding losses						(21)		(26,290)	(25,077)
Held-to-maturity securities, fair value				138,727	871,872	100,027	2,310,192	14,519,093	9,834,275	80,660	506,930
Available-for-sale securities, amortized cost					3,076,361	102,637		250,040
Available-for-sale securities, gross unrealized gains					11,795	45
Available-for-sale securities, fair value	$ 531,154	3,338,196	102,682	$ 491,369	3,088,156	102,682	$ 39,785	250,040

Changes in Equity (Detail) In Thousands, except Share data, unless otherwise specified	9 Months Ended		9 Months Ended				9 Months Ended		9 Months Ended		9 Months Ended
	Sep. 30, 2012 CNY	Sep. 30, 2012 USD ($)	Sep. 30, 2012 Ordinary Shares USD ($)	Sep. 30, 2012 Ordinary Shares CNY	Sep. 30, 2012 Additional Paid-in Capital CNY	Sep. 30, 2012 Additional Paid-in Capital USD ($)	Sep. 30, 2012 Retained Earnings CNY	Sep. 30, 2012 Retained Earnings USD ($)	Sep. 30, 2012 Accumulated Other Comprehensive Loss CNY	Sep. 30, 2012 Accumulated Other Comprehensive Loss USD ($)	Sep. 30, 2012 Noncontrolling interests CNY	Sep. 30, 2012 Noncontrolling interests USD ($)
Equity Note [Line Items]
Balance (in shares) at December 31, 2011			34,914,117	34,914,117
Balance at December 31, 2011	15,389,535	$ 3,703,912		15	1,771,770	$ 320,465	13,604,334	$ 3,380,018	(84,403)	$ (11,914)	97,819	$ 15,341
Net income	7,653,720						7,660,546				(6,826)
Other comprehensive income	9,404								9,523		(119)
Noncontrolling interests in an acquired subsidiary	(1,259)										(1,259)
Acquisition of a subsidiary's shares from noncontrolling interests	(1,021)				(1,499)						478
Issuance of subsidiary shares	74,471				74,471
Disposal of a subsidiary	5,253										5,253
Accretion of redeemable noncontrolling interests	(22,143)						(22,143)
Exercise of share-based awards (in shares)			44,820	44,820
Exercise of share-based awards	47,327				47,327
Share-based compensation	123,058				121,988						1,070
Balance (in shares) at September 30, 2012			34,958,937	34,958,937
Balance at September 30, 2012	23,278,345	$ 3,703,912	$ 2	15	2,014,057	$ 320,465	21,242,737	$ 3,380,018	(74,880)	$ (11,914)	96,416	$ 15,341

Summary of Redeemable Noncontrolling Interest (Detail) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012 CNY	Sep. 30, 2012 USD ($)
Redeemable Noncontrolling Interest [Line Items]
Balance at December 31, 2011	935,978	$ 150,373
Net income	(45,961)
Other comprehensive income	(378)
Issuance of subsidiary shares	25,989
Accretion of redeemable noncontrolling interests	22,143
Share-based compensation	7,295
Balance at September 30, 2012	945,066	$ 150,373

Assets Measured at Fair Value on Recurring Basis (Detail) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Dec. 31, 2011 CNY	Sep. 30, 2012 Fair Value, Measurements, Recurring USD ($)	Sep. 30, 2012 Fair Value, Measurements, Recurring CNY	Sep. 30, 2012 Fair Value, Measurements, Recurring Time Deposits USD ($)	Sep. 30, 2012 Fair Value, Measurements, Recurring Time Deposits CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Time Deposits CNY	Sep. 30, 2012 Fair Value, Measurements, Recurring Money Market Fund USD ($)	Sep. 30, 2012 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Short-term Investments CNY	Sep. 30, 2012 Fair Value, Measurements, Recurring Short-term Investments Fixed-rate Investments USD ($)	Sep. 30, 2012 Fair Value, Measurements, Recurring Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Short-term Investments Fixed-rate Investments CNY	Sep. 30, 2012 Fair Value, Measurements, Recurring Short-term Investments Adjustable-rate Investments USD ($)	Sep. 30, 2012 Fair Value, Measurements, Recurring Short-term Investments Adjustable-rate Investments CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Short-term Investments Adjustable-rate Investments CNY	Sep. 30, 2012 Fair Value, Measurements, Recurring Long Term Investments Fixed-rate Investments USD ($)	Sep. 30, 2012 Fair Value, Measurements, Recurring Long Term Investments Fixed-rate Investments CNY	Sep. 30, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring CNY	Sep. 30, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Time Deposits CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Time Deposits CNY	Sep. 30, 2012 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Money Market Fund CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 Fair Value, Measurements, Recurring Short-term Investments CNY	Sep. 30, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Short-term Investments CNY	Sep. 30, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Short-term Investments Fixed-rate Investments CNY	Sep. 30, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Short-term Investments Adjustable-rate Investments CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Short-term Investments Adjustable-rate Investments CNY	Sep. 30, 2012 Fair Value, Inputs, Level 2 Fair Value, Measurements, Recurring Long Term Investments Fixed-rate Investments CNY
Cash equivalents:
Cash equivalents						$ 85,745	538,892	2,419,726	$ 22,583	141,929	192,324											538,892	2,419,726	141,929	192,324
Short-term investments:
Held-to-maturity securities													2,310,192	14,519,093	9,834,275	138,727	871,872	100,027	80,660	506,930									14,519,093	9,834,275	871,872	100,027	506,930
Available-for-sale securities	531,154	3,338,196	102,682										39,785	250,040		491,369	3,088,156	102,682											250,040		3,088,156	102,682
Long-term investments:
Held-to-maturity securities													2,310,192	14,519,093	9,834,275	138,727	871,872	100,027	80,660	506,930									14,519,093	9,834,275	871,872	100,027	506,930
Assets measured at fair value				$ 3,169,061	19,916,912							12,649,034									680,821					2,612,050	19,236,091	10,036,984

Total Share-Based Compensation Cost Recognized (Detail) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2012 Cost of Sales USD ($)	Sep. 30, 2012 Cost of Sales CNY	Sep. 30, 2011 Cost of Sales CNY	Sep. 30, 2012 Selling, General and Administrative Expense USD ($)	Sep. 30, 2012 Selling, General and Administrative Expense CNY	Sep. 30, 2011 Selling, General and Administrative Expense CNY	Sep. 30, 2012 Research and Development Expense USD ($)	Sep. 30, 2012 Research and Development Expense CNY	Sep. 30, 2011 Research and Development Expense CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 23,190	145,743	105,387	$ 913	5,741	5,359	$ 7,970	50,088	35,899	$ 14,307	89,914	64,129

Fixed Assets (Detail) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Dec. 31, 2011 CNY	Sep. 30, 2012 Computer equipment USD ($)	Sep. 30, 2012 Computer equipment CNY	Dec. 31, 2011 Computer equipment CNY	Sep. 30, 2012 Office building USD ($)	Sep. 30, 2012 Office building CNY	Dec. 31, 2011 Office building CNY	Sep. 30, 2012 Office building related facility, machinery and equipment USD ($)	Sep. 30, 2012 Office building related facility, machinery and equipment CNY	Dec. 31, 2011 Office building related facility, machinery and equipment CNY	Sep. 30, 2012 Internal use software development costs USD ($)	Sep. 30, 2012 Internal use software development costs CNY	Dec. 31, 2011 Internal use software development costs CNY	Sep. 30, 2012 Vehicles USD ($)	Sep. 30, 2012 Vehicles CNY	Dec. 31, 2011 Vehicles CNY	Sep. 30, 2012 Office equipment USD ($)	Sep. 30, 2012 Office equipment CNY	Dec. 31, 2011 Office equipment CNY	Sep. 30, 2012 Leasehold improvements USD ($)	Sep. 30, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY	Sep. 30, 2012 Construction in Progress USD ($)	Sep. 30, 2012 Construction in Progress CNY	Dec. 31, 2011 Construction in Progress CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 984,370	6,186,568	4,435,665	$ 719,118	4,519,515	3,450,160	$ 145,030	911,482	393,865	$ 24,860	156,240	137,209	$ 14,581	91,635	88,065	$ 1,196	7,519	6,943	$ 31,287	196,635	177,509	$ 29,384	184,672	178,932	$ 18,914	118,870	2,982
Less: Accumulated depreciation	(390,956)	(2,457,079)	(1,691,424)
Fixed assets, net	$ 593,414	3,729,489	2,744,241

Loan Payables - Long-Term Loans Payable - Additional Information (Detail) (Unsecured Debt) In Thousands, unless otherwise specified	1 Months Ended				1 Months Ended
	Oct. 27, 2010 Baidu Netcom USD ($)	Oct. 27, 2010 Baidu Netcom CNY	Sep. 30, 2012 Baidu Netcom USD ($)	Sep. 30, 2012 Baidu Netcom CNY	Jul. 19, 2011 Baidu, Inc. USD ($)	Jul. 19, 2011 Baidu, Inc. CNY
Debt Instrument [Line Items]
Annual interest rate	5.60%	5.60%			1.30%	1.30%
Specific amount up to which borrowings can be made under the commitment of a bank loan	$ 22,276	140,000
Amount borrowed and outstanding under the commitment of a bank loan			18,616	117,000
Period within which a specific amount can be borrowed under the commitment of a bank loan (in months or years)	3 years	3 years
Unsecured loan, maturity period (in years)					2 years	2 years
Unsecured loan borrowed from Goldman Sachs Lending Partners LLC					$ 350,000	2,199,680
Debt, maturity date					Jul 14, 2013	Jul 14, 2013

Long-Term Loans Payable (Detail) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Sep. 30, 2012 Loans Payable, Due October 30, 2012 USD ($)	Sep. 30, 2012 Loans Payable, Due October 30, 2012 CNY	Sep. 30, 2012 Loans Payable, Due January 30, 2013 USD ($)	Sep. 30, 2012 Loans Payable, Due January 30, 2013 CNY	Sep. 30, 2012 Loans Payable, Due April 30, 2013 USD ($)	Sep. 30, 2012 Loans Payable, Due April 30, 2013 CNY	Sep. 30, 2012 Loans Payable, Due July 30, 2013 USD ($)	Sep. 30, 2012 Loans Payable, Due July 30, 2013 CNY	Sep. 30, 2012 Loans Payable, Due October 30, 2013 USD ($)	Sep. 30, 2012 Loans Payable, Due October 30, 2013 CNY
Long Term Debt Maturities Repayments Of Principal [Line Items]
Long-term loans from bank ,principal amounts due at maturity dates	$ 18,616	117,000	$ 3,660	23,000	$ 3,660	23,000	$ 3,660	23,000	$ 3,660	23,000	$ 3,976	25,000

Income Taxes - Additional Information (Detail)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Taxes [Line Items]
Unified statutory income tax rate under current EIT law	25.00%	25.00%
Effective tax rate	12.00%	14.60%

Restricted Net Assets - Additional Information (Detail) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY	Dec. 31, 2011 CNY
Restricted Cash and Cash Equivalents Items [Line Items]
Net assets restricted with respect to transferring to the company	$ 282,081	1,772,820	1,218,289

Computation of Basic and Diluted Net Income Attributable to Baidu, Inc. Per Share for Class A and Class B Ordinary Shares (Detail) In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2012 Class A Ordinary Shares USD ($)	Sep. 30, 2012 Class A Ordinary Shares CNY	Sep. 30, 2011 Class A Ordinary Shares CNY	Sep. 30, 2012 Class A Ordinary Shares American Depositary Shares USD ($)	Sep. 30, 2012 Class A Ordinary Shares American Depositary Shares CNY	Sep. 30, 2011 Class A Ordinary Shares American Depositary Shares CNY	Sep. 30, 2012 Class B Ordinary Shares USD ($)	Sep. 30, 2012 Class B Ordinary Shares CNY	Sep. 30, 2011 Class B Ordinary Shares CNY
Earnings per ADS
Denominator used for earnings per ADS - basic	27,129,111	27,129,111	27,079,835	271,291,110	271,291,110	270,798,350	7,803,000	7,803,000	7,804,274
Denominator used for earnings per ADS - diluted	34,978,241	34,978,241	34,961,580	349,782,410	349,782,410	349,615,800	7,803,000	7,803,000	7,804,274
Earnings per ADS - basic	$ 34.79	218.66	131.43	$ 3.48	21.87	13.14	$ 34.79	218.66	131.43
Earnings per ADS - diluted	$ 34.75	218.38	131.14	$ 3.48	21.84	13.11	$ 34.75	218.38	131.14
Numerator
Allocation of net income attributable to Baidu, Inc.	$ 943,891	5,932,166	3,559,218				$ 271,486	1,706,237	1,025,749
Denominator
Weighted average ordinary shares outstanding	27,129,111	27,129,111	27,079,835				7,803,000	7,803,000	7,804,274
Denominator used for earnings per share	27,129,111	27,129,111	27,079,835	271,291,110	271,291,110	270,798,350	7,803,000	7,803,000	7,804,274
Earnings per share - basic	$ 34.79	218.66	131.43	$ 3.48	21.87	13.14	$ 34.79	218.66	131.43
Numerator
Allocation of net income attributable to Baidu, Inc.	944,249	5,934,416	3,561,491				271,128	1,703,987	1,023,476
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	271,128	1,703,987	1,023,476
Allocation of net income attributable to Baidu, Inc.	$ 1,215,377	7,638,403	4,584,967				$ 271,128	1,703,987	1,023,476
Denominator
Weighted average ordinary shares outstanding	27,129,111	27,129,111	27,079,835	271,291,110	271,291,110	270,798,350	7,803,000	7,803,000	7,804,274
Conversion of Class B to Class A ordinary shares	7,803,000	7,803,000	7,804,274
Share-based awards	46,130	46,130	77,471
Denominator used for earnings per share - diluted	34,978,241	34,978,241	34,961,580	349,782,410	349,782,410	349,615,800	7,803,000	7,803,000	7,804,274
Earnings per share - diluted	$ 34.75	218.38	131.14	$ 3.48	21.84	13.11	$ 34.75	218.38	131.14

Related Party Transactions - Additional Information (Detail) (Convertible Debt) In Thousands, unless otherwise specified	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY
Related Party Transaction [Line Items]
Amounts due from related parties	$ 48,136	302,524

Subsequent Events - Additional Information (Detail) (Subsequent Event, Credit Facility) In Thousands, unless otherwise specified	1 Months Ended
	Oct. 17, 2012 USD ($)	Oct. 17, 2012 AUD	Sep. 18, 2012 USD ($)	Sep. 18, 2012 AUD
Subsequent Event [Line Items]
Credit facility maximum borrowing capacity			$ 108,000	105,000
Credit facility outstanding balance	$ 56,760	55,000
Borrowed amount, term	2 years	2 years	2 years	2 years
Credit facility, fixed annual interest rate	2.75%	2.75%